Loans and Allowance for Credit Losses	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Loans and Allowance for Credit Losses	LOANS AND ALLOWANCE FOR CREDIT LOSSES
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 for further information.
However, beginning in the fiscal year ended March 2023, the MUAH segment is included in the Other segment in the respective tables, because its importance as a segment declined as a result of the sale of MUFG Union Bank and an internal reorganization within the MUFG Group. The reorganization involved the transfer of assets, including loans of ¥2,614,535 million from the MUAH segment to the Commercial segment on November 14, 2022. See Note 2 for further information.
Total Outstanding Loans and Past Due Analysis
The table below presents total outstanding loans and past due analysis by class at March 31, 2023 and 2024.

	Past Due
At March 31, 2023:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,599	¥12,485	¥19,084	¥55,519,315	¥87,659	¥55,626,058	¥2,652
Foreign	8,818	33,203	42,021	41,268,228	879,423	42,189,672	12,158
Residential	32,514	11,496	44,010	12,830,845	—	12,874,855	3,342
Card	14,992	26,587	41,579	431,263	—	472,842	—
Krungsri	188,802	136,627	325,429	7,457,206	—	7,782,635	—
Other	14,241	20,235	34,476	1,375,934	—	1,410,410	—
Total	¥265,966	¥240,633	¥506,599	¥118,882,791	¥967,082	¥120,356,472	¥18,152
Unearned income, unamortized premiums—net and deferred loan fees—net						(401,012)
Total						¥119,955,460

	Past Due
At March 31, 2024:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,108	¥8,289	¥14,397	¥57,371,397	¥112,496	¥57,498,290	¥3,004
Foreign	1,447	27,517	28,964	46,483,163	841,088	47,353,215	13,307
Residential	33,943	11,980	45,923	12,451,455	—	12,497,378	3,837
Card	15,790	28,388	44,178	440,672	—	484,850	—
Krungsri	244,414	204,894	449,308	8,383,588	—	8,832,896	—
Other	23,125	28,553	51,678	1,706,489	—	1,758,167	—
Total	¥324,827	¥309,621	¥634,448	¥126,836,764	¥953,584	¥128,424,796	¥20,148
Unearned income, unamortized premiums—net and deferred loan fees—net						(488,301)
Total						¥127,936,495

Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 for further information.
The information on nonaccrual loans by class at March 31, 2023 and 2024, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2023 and 2024 are shown below:

	Recorded Loan Balance
March 31, 2023:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥401,836	¥99,657	¥5,409
Foreign	246,675	65,242	5,918
Residential	47,910	3,962	1,052
Card	67,159	—	17
Krungsri	211,705	3,286	6,482
Other	29,848	5	3,885
Total	¥1,005,133	¥172,152	¥22,763

	Recorded Loan Balance
March 31, 2024:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥295,055	¥89,994	¥3,920
Foreign	225,572	59,564	8,747
Residential	41,101	4,067	848
Card	72,554	—	18
Krungsri	278,709	2,909	10,208
Other	33,782	16	2,826
Total	¥946,773	¥156,550	¥26,567

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥9,205 million and ¥378,401 million at March 31, 2023 and 2024, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2022 and 2023:

Fiscal year ended March 31, 2022	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥168,348	¥167,342	¥12,020
Foreign	16,144	16,144	13,180
Residential(1)(3)	22,484	22,484	203
Card(2)(3)	20,937	19,824	2,746
MUAH(2)(3)	11,384	11,384	—
Krungsri(2)(3)	14,869	14,869	5,657
Other(2)	11,403	11,403	4,715
Total	¥265,569	¥263,450	¥38,521

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUAH, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUAH segment.

Fiscal year ended March 31, 2023	Troubled Debt Restructurings		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥68,477	¥68,477	¥8,123
Foreign	35,319	35,319	11,945
Residential(1)(3)	15,291	15,291	116
Card(2)(3)	22,355	21,407	2,783
Krungsri(2)(3)	94,790	94,790	5,289
Other(2)	21,141	21,141	1,569
Total	¥257,373	¥256,425	¥29,825

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2023, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments and reduction in the stated rate was the primary concession type in the Card segment.
A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the fiscal years ended March 31, 2022 and 2023 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUAH, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccrual and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
The MUFG Group provided commitments to extend credit to customers with TDRs. The amounts of such commitments were ¥101,339 million at March 31, 2023. See Note 24 for further discussion of commitments to extend credit.
In the Krungsri segment, TDR accounting was suspended for loan modifications, where COVID-19 related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications included payment deferrals and reductions in stated rate, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.

Loan Modifications
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥3,110	0.01%	¥—
Term extension	315,702	0.55	5,201
Combination of interest rate reduction and term extension	7,038	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥1,720	0.00%	¥—
Term extension	83,764	0.18	227
Combination of interest rate reduction and term extension	82	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	14,842	0.12	105
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	23,689	4.89	3,038
Combination of term extension and principal forgiveness	226	0.05	3
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥553	0.01%	¥217
Term extension	301,293	3.41	10,329
Combination of interest rate reduction and term extension	1,663	0.02	492
Combination of term extension and principal forgiveness	663	0.01	444
All other modifications and combinations	1,143	0.01	187
Other(2)
Interest rate reduction	¥606	0.03%	¥304
Term extension	6,464	0.37	415
Combination of interest rate reduction and term extension	345	0.02	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accruing and nonaccrual loans.
Loan modifications made to borrowers experiencing financial difficulty for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such loans on the period-ended amortized cost basis is immaterial, and the vast majority of nonaccrual modified loans have subsequently defaulted.
Loans that had a payment default during the period and had been modified to borrowers experiencing financial difficulty at the time of the modification within the previous 12 months preceding the payment default in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as a default under the MUFG Group’s credit policy. Additionally, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, Krungsri and Other segments, loan modifications made to borrowers experiencing financial difficulty in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccrual and accruing loans that became past due one month or more within the Card segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when determining the allowance for credit losses, and are factored into projecting future cash flows for segments other than the Card segment, for which such default information is considered when using collectively-assessed allowance methodology.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.13%.
Term extension	Added a weighted-average 1.0 years to the life of loans.
Foreign
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.46% .
Term extension	Added a weighted-average 0.8 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.6 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥809 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.38%.
Term extension	Added a weighted-average 2.3 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥1,269 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the fiscal year ended March 31, 2024:

Fiscal year ended March 31, 2024:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,772	¥740	¥338
Foreign	85,566	—	—
Residential(1)	13,770	918	154
Card(2)	17,888	3,961	2,066
Krungsri(2)	277,919	18,125	9,271
Other(2)	5,673	1,448	294
Total	¥725,588	¥25,192	¥12,123

Notes:

(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

The MUFG Group provided commitments to extend credit to borrowers experiencing financial difficulty that were granted modifications in the form of principal forgiveness, an interest rate reduction, or a term extension for the fiscal year ended March 31, 2024. The amount of such commitments was ¥64,250 million at March 31, 2024. See Note 24 for further discussion of commitments to extend credit and information on the balance of commitments.
Credit Quality Indicator
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2023 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2023	2022	2021	2020	2019	2018	Prior
	(in millions)
Commercial:	¥32,957,651	¥10,100,587	¥8,626,319	¥5,653,421	¥4,385,807	¥9,366,641	¥25,743,172	¥15,050	¥96,848,648
Domestic	20,132,474	6,099,692	6,675,895	4,002,329	3,214,528	7,406,590	8,006,891	—	55,538,399
Normal	19,867,845	5,957,659	6,472,135	3,823,755	3,126,146	6,722,981	7,722,379	—	53,692,900
Close Watch	222,202	124,499	172,270	114,534	74,635	567,514	262,686	—	1,538,340
Likely to become Bankrupt or Legally/Virtually Bankrupt	42,427	17,534	31,490	64,040	13,747	116,095	21,826	—	307,159
Foreign	12,825,177	4,000,895	1,950,424	1,651,092	1,171,279	1,960,051	17,736,281	15,050	41,310,249
Normal	12,508,547	3,931,278	1,857,934	1,577,120	1,083,934	1,824,977	17,540,822	15,050	40,339,662
Close Watch	262,388	34,656	60,637	50,210	71,966	79,450	174,436	—	733,743
Likely to become Bankrupt or Legally/Virtually Bankrupt	54,242	34,961	31,853	23,762	15,379	55,624	21,023	—	236,844
Residential	¥688,000	¥747,161	¥607,237	¥919,359	¥811,469	¥9,077,669	¥23,960	¥—	¥12,874,855
Accrual	687,800	747,121	607,047	918,781	810,933	9,034,589	22,093	—	12,828,364
Nonaccrual	200	40	190	578	536	43,080	1,867	—	46,491
Card	¥12	¥147	¥240	¥239	¥181	¥587	¥403,687	¥67,749	¥472,842
Accrual	1	7	10	8	9	37	391,237	14,374	405,683
Nonaccrual	11	140	230	231	172	550	12,450	53,375	67,159
Krungsri	¥1,824,628	¥1,046,959	¥654,933	¥692,616	¥515,731	¥605,053	¥2,427,923	¥14,792	¥7,782,635
Performing	1,689,034	956,470	570,865	553,616	406,258	459,322	2,292,418	—	6,927,983
Under-Performing	108,770	66,555	67,504	111,435	85,928	98,103	104,652	—	642,947
Non-Performing	26,824	23,934	16,564	27,565	23,545	47,628	30,853	14,792	211,705
Other	¥551,560	¥190,786	¥108,148	¥48,867	¥19,875	¥80,252	¥410,922	¥—	¥1,410,410
Accrual	549,274	187,638	106,522	47,235	17,832	75,726	396,334	—	1,380,561
Nonaccrual	2,286	3,148	1,626	1,632	2,043	4,526	14,588	—	29,849
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2024, and gross charge-offs for the fiscal year ended March 31, 2024 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2024:	2023	2022	2021	2020	2019	Prior
	(in millions)
Commercial:	¥36,089,439	¥13,326,456	¥7,110,866	¥5,965,489	¥4,197,181	¥9,777,389	¥27,367,612	¥63,489	¥103,897,921
Domestic	20,392,832	7,709,706	4,897,276	5,099,173	3,195,961	7,915,170	8,175,676	—	57,385,794
Normal	20,168,687	7,567,872	4,700,171	4,955,680	3,058,292	7,289,232	7,918,471	—	55,658,405
Close Watch	212,521	132,768	182,359	120,759	91,961	524,833	242,574	—	1,507,775
Likely to become Bankrupt or Legally/Virtually Bankrupt	11,624	9,066	14,746	22,734	45,708	101,105	14,631	—	219,614
Gross charge-offs	2,478	26,192	1,379	2,669	9,904	8	—	—	42,630
Foreign	15,696,607	5,616,750	2,213,590	866,316	1,001,220	1,862,219	19,191,936	63,489	46,512,127
Normal	15,305,350	5,445,830	2,166,976	827,405	877,978	1,680,485	18,889,310	60,877	45,254,211
Close Watch	330,450	142,807	41,638	23,625	110,527	129,927	269,944	—	1,048,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,807	28,113	4,976	15,286	12,715	51,807	32,682	2,612	208,998
Gross charge-offs	9,301	8,575	1,057	794	174	130	10,131	—	30,162
Residential	¥668,170	¥659,156	¥714,292	¥573,679	¥864,058	¥8,997,473	¥20,550	¥—	¥12,497,378
Accrual	668,118	658,831	714,154	573,444	863,432	8,959,995	18,891	—	12,456,865
Nonaccrual	52	325	138	235	626	37,478	1,659	—	40,513
Gross charge-offs	—	—	2	6	28	1,253	—	—	1,289
Card	¥21	¥181	¥224	¥269	¥207	¥638	¥409,416	¥73,894	¥484,850
Accrual	—	10	7	7	9	34	396,746	15,483	412,296
Nonaccrual	21	171	217	262	198	604	12,670	58,411	72,554
Gross charge-offs	18	63	100	112	97	117	9,712	10,801	21,020
Krungsri	¥2,215,333	¥1,450,106	¥765,619	¥424,919	¥446,139	¥757,303	¥2,757,237	¥16,240	¥8,832,896
Performing	2,071,276	1,275,616	664,819	351,517	331,928	549,104	2,586,440	—	7,830,700
Under-Performing	108,463	110,830	72,604	58,066	88,437	146,982	138,105	—	723,487
Non-Performing	35,594	63,660	28,196	15,336	25,774	61,217	32,692	16,240	278,709
Gross charge-offs	6,514	43,442	24,871	12,054	12,636	15,261	29,402	2,405	¥146,585
Other	¥749,054	¥296,723	¥94,173	¥45,408	¥26,103	¥87,724	¥458,982	¥—	¥1,758,167
Accrual	743,600	291,516	92,176	44,523	24,642	82,574	445,355	—	1,724,386
Nonaccrual	5,454	5,207	1,997	885	1,461	5,150	13,627	—	33,781
Gross charge-offs	4,815	15,962	6,212	1,810	785	3,036	6,013	—	38,633

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.
The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as
Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).
Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.
Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are contractually past due 90 days or more for special reasons.
Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.
The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and the Other segment. The accrual status of these loans is determined based on the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.
Loans within the Krungsri segment are categorized as Performing, Under-Performing or Non-Performing based on their delinquency status. Loans categorized as Under-Performing generally represent those that have significant increases in credit risk since origination, including, among other things, loans that are 30 days or more past due, and loans categorized as Non-Performing generally represent those that are 90 days or more past due.
For the Commercial, Residential and Card segments, credit quality indicators are based on information as of March 31. For the Krungsri and Other segments, credit quality indicators are generally based on information as of December 31.

Allowance for Credit Losses
Effective as of April 1, 2023, the MUFG Group adopted new guidance on measurement of credit losses on financial instruments for loan modifications made to borrowers experiencing financial difficulty.

Under the new guidance, the MUFG Group adopts a discounted cash flow methodology that utilizes a discount rate that is based on the post-modification contractual interest rate, other than modified loans in the Card segment, for which the allowance is measured using collectively-assessed allowance methodology. See Note 1 for further information.
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2022, 2023 and 2024 are shown below:

Fiscal year ended March 31, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	236,659	(10,899)	15,473	(101,112)	90,514	47,360	277,995
Charge-offs	57,848	2,121	20,153	19,208	83,474	55,208	238,012
Recoveries collected	11,898	14	1,231	9,532	22,890	13,150	58,715
Net charge-offs	45,950	2,107	18,922	9,676	60,584	42,058	179,297
Other(1)	8,800	—	—	9,398	(940)	6,354	23,612
Balance at end of fiscal year	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701

Fiscal year ended March 31, 2023:	Commercial	Residential	Card	Krungsri	Other(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥934,086	¥69,887	¥40,768	¥322,386	¥103,574	¥1,470,701
Transfer from MUAH to Commercial segment	33,062	—	—	—	(33,062)	—
Provision for (reversal of) credit losses	(113,886)	(9,511)	19,236	70,729	41,580	8,148
Charge-offs	158,780	645	18,255	95,489	55,922	329,091
Recoveries collected	18,784	16	720	25,457	24,506	69,483
Net charge-offs	139,996	629	17,535	70,032	31,416	259,608
Other(1)	6,323	—	—	34,948	12,386	53,657
Balance at end of fiscal year	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898

Fiscal year ended March 31, 2024:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥719,589	¥59,747	¥42,469	¥358,031	¥93,062	¥1,272,898
Provision for (reversal of) credit losses	66,240	(1,500)	21,927	117,553	33,770	237,990
Charge-offs	72,792	1,289	21,020	146,585	38,633	280,319
Recoveries collected	14,488	6	713	30,635	17,173	63,015
Net charge-offs	58,304	1,283	20,307	115,950	21,460	217,304
Other(1)(3)(4)	17,989	—	(7,666)	54,837	7,477	72,637
Balance at end of fiscal year	¥745,514	¥56,964	¥36,423	¥414,471	¥112,849	¥1,366,221

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the fiscal year ended March 31, 2023, the beginning balance and the ending balance of the Other segment in the above table includes the allowance for credit losses of ¥30,365 million and ¥3,428 million, respectively, which were previously included in the MUAH segment.
(3)For the fiscal year ended March 31, 2024, Other includes the impact of the change in accounting principle relating to the recognition and measurement of TDRs, which was adopted on April 1, 2023. The total impact across all segments was negative of ¥18,869 million.
(4)For the fiscal year ended March 31, 2024, the Krungsri and Other segments include the initial allowance for credit losses for the loans purchased with credit deterioration of ¥20,134 million and ¥2,097 million, respectively.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease from charge-offs in the allowance for credit losses amounting to ¥0.4 billion, ¥79.9 billion and ¥15.7 billion for the fiscal years ended March 31, 2022, 2023 and 2024, respectively, due to loan disposal activity.
The MUFG Group sold ¥2,011 billion, ¥2,879 billion and ¥2,788 billion of loans within the Commercial segment during the fiscal years ended March 31, 2022, 2023 and 2024, respectively.
The MUFG Group sold ¥518 billion of loans within the MUAH segment during the fiscal year ended March 31, 2022. The MUFG Group sold ¥556 billion of loans within the current Other segment, previously included in the MUAH segment, during the fiscal year ended March 31, 2023.

Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
For the Commercial, Krungsri and Other segments, collateral relating to these loans is comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits etc. For the Residential segment, collateral on these loans was mainly real estate.

Loans Purchased with Credit Deterioration
The following table sets forth the reconciliation of the difference between the purchase price and the principal balance regarding loans acquired with credit deterioration, in connection with corporate acquisitions during the fiscal year ended March 31, 2024.

2024
(in millions)
Purchase price	¥15,588
Allowance for credit losses at acquisition	22,231
Non-credit discount	269
Principal balance	38,088